Leases - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Supplemental cash flow information:
Cash paid for amounts included in the measurement of operating lease liabilities	$ 1,860	$ 1,734
Right-of-use assets obtained in exchange for operating lease obligations	$ 0	$ 437
Weighted average remaining lease term:
Operating leases (in years)	2 years 10 months 24 days	3 years 10 months 24 days
Equipment finance leases (in years)	1 year 6 months	2 years 4 months 24 days
Weighted average discount rate:
Operating lease - IBR (as a percent)	5.50%	5.50%
Equipment finance leases - rate implicit in the lease (as a percent)	6.50%	6.90%